Debt Debt - Short-term and Long-term Classification (Details)	Feb. 28, 2013 USD ($)	May 31, 2012 USD ($)	May 31, 2011 USD ($)	May 31, 2012 Senior secured credit facility [Member] USD ($)	May 31, 2011 Senior secured credit facility [Member] USD ($)	Feb. 28, 2013 European facilities [Member] EUR (€)	May 31, 2012 European facilities [Member] USD ($)	May 31, 2012 European facilities [Member] EUR (€)	May 31, 2011 European facilities [Member] USD ($)	May 31, 2011 European facilities [Member] EUR (€)
Debt Instrument [Line Items]
Short-term borrowings		$ 35,600,000	$ 37,400,000	$ 34,300,000	$ 35,900,000		$ 1,300,000		$ 1,500,000
Long-term Debt, Fiscal Year Maturity [Abstract]
2013		35,600,000
2014 and 2015		3,240,000,000
2016 and 2017		0
2018 and thereafter		2,552,200,000
Long-term debt (including current maturities)	$ 5,978,400,000	$ 5,827,800,000	$ 6,020,300,000			€ 2,000,000		€ 2,800,000		€ 3,900,000